DOCUMENT AND ENTITY INFORMATION	Jun. 15, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 15, 2022
Amendment Description	Explanatory Note This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Orchid Island Capital, Inc. (the “Company”) on June 15, 2022 (the “Original 8-K”) reporting, among other things, the Company’s dividend for the month of June 2022, as well as certain details of the Company’s RMBS portfolio as of May 31, 2022 and certain other information regarding the Company, which were announced in a press release issued on June 14, 2022 and filed with the Original 8-K as Exhibit 99.1 (the “Original Press Release”). In a table describing the Company’s hedges in the Original Press Release, the Company’s interest rate swaps were incorrectly labeled “TBA” and the Company’s “to-be-announced” (“TBA”) securities were incorrectly labeled “Swaps.” This Amendment is being filed solely to file the updated press release dated June 15, 2022 as Exhibit 99.1, which corrects the labeling error in the table described above in the Original Press Release. Except as amended by this Amendment and Exhibit 99.1 hereto, all information set forth in the Original 8-K and corresponding exhibits remains unchanged.
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Emerging Growth Company	false
Trading Symbol	ORC
Security Exchange Name	NYSE
Security 12(b) Title	Common Stock, par value $0.01 per share
City Area Code	772
Local Phone Number	231-1400
Entity Address Line 1	3305 Flamingo Drive
Entity Address City or Town	Vero Beach
Entity Address State or Province	FL
Entity Postal Zip Code	32963
Entity Incorporation, State Country Name	MD
Entity File Number	001-35236
Entity Tax ID Number	27-3269228
PreCommencementIssuerTenderOffer	false
PreCommencementTenderOffer	false
SolicitingMaterial	false
WrittenCommunications	false